Segment Information (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues by type of service
Revenues	$ 192,868,505	¥ 1,326,067,405	¥ 1,712,703,256	¥ 1,131,426,133
Related party
Revenues by type of service
Revenues	144,108,907	990,820,793	1,232,785,709	716,130,680
Third party
Revenues by type of service
Revenues	$ 48,759,598	¥ 335,246,612	¥ 479,917,547	¥ 415,295,453